Income Taxes - Schedule of Income Tax (Benefit) Expense (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Deferred
Deferred	$ (35,008)	$ 2,369	$ (39)
Income tax (benefit) expense	(35,008)	7,308	55,965
BVI [Member]
Current
Current
Deferred
Deferred
Hong Kong [Member]
Current
Current		4,939	56,004
Deferred
Deferred	(35,008)	2,369	(39)
Singapore [Member]
Current
Current
Deferred
Deferred
Australia [Member]
Current
Current
Deferred
Deferred